Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

The following table provides information regarding compensation paid to the Company’s chief executive officers and other named executive officers along with the cumulative total shareholder return of the Company and a peer group index, the Company’s net income, and the Company’s Adjusted EBITDA which is considered the most important financial measure used by the Company to link compensation actually paid to the Company’s named executive officers to Company performance. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis

							Value of Initial Fixed $100 Investment(3) Based on:		(Stated in millions)
Year	Summary Compensation Table Total Compensation for CEO Satriano ($)	Compensation Actually Paid to CEO Satriano ($)(1)	Summary Compensation Table Total Compensation for CEO Iacobucci ($)	Compensation Actually Paid to CEO Iacobucci ($)	Average Summary Compensation Table Total Compensation for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(2)	Cumulative Total Shareholder Return (Company) ($)	Cumulative Total Shareholder Return (Peer Group) ($)	Net Income (Loss) ($)	Adjusted EBITDA ($)(4)
2022	12,853,892	(5,566,000)	4,848,233	4,838,268	3,163,794	3,069,797	81.45	124.38	241	1,310
2021	13,744,942	14,264,225	n/a	n/a	3,429,976	3,478,342	83.39	140.67	164	1,057
2020	5,655,097	12,372,465	n/a	n/a	1,948,663	3,672,637	79.75	114.19	(226)	648

(1)	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules and shown in the table below.
(2)	For 2022, reflects compensation information for our NEOs, other than any person serving as CEO, as described in the CD&A of this Proxy Statement. For 2021 and 2020, reflects compensation information for Mr. Locascio, Mr. Iacobucci, Mr. Guberman, and Jay A. Kvasnicka, Executive Vice President, Field Operations.
(3)	Cumulative total shareholder return (“TSR”) assumes an initial investment of $100 as of the market open on December 31, 2019 (the beginning of fiscal year 2020) for the Company’s common stock as well as the common stock of companies in our peer group as measured by the S&P 500 Food & Staples Retailing Index. For 2020, the measurement period was one year, for 2021, the measurement period was two years, and for 2022, the measurement period was three years.
(4)	See Appendix A for a reconciliation of Adjusted EBITDA.

To calculate the compensation actually paid amounts in the table above, the following table shows the respective adjustments to the amounts reported in the Summary Compensation Table (SCT):

	FY2022			FY2021		FY2020
Adjustments	CEO Satriano	CEO Iacobucci	Other NEOs Average	CEO Satriano	Other NEOs Average	CEO Satriano	Other NEOs Average
Total from SCT	$12,853,892	$4,848,233	$3,163,794	$13,744,942	$3,429,976	$5,655,097	$1,948,663
Adjustments for defined benefit and actuarial plans
Minus: Pension value reported in SCT	—	—	—	—	—	—	($17,289)
Plus: Pension value attributable to service in current year and any change in pension value attributable to plan amendments made in the current year	—	—	—	—	—	—	—
Impact of adjustments for defined benefit and actuarial plans	—	—	—	—	—	—	($17,289)
Adjustments for stock and options awards
Minus: SCT Amounts	($6,000,054)	($2,500,079)	$1,812,570	($11,420,007)	($2,355,888)	($4,700,001)	($1,300,003)
Plus: Value of equity granted during fiscal year, unvested as of end of fiscal year	$0	$2,636,266	$1,910,758	$10,059,039	$1,976,990	$16,849,092	$4,281,141
Plus/Minus: Change in fair value of equity outstanding at beginning and end of fiscal year(1)	$0	($79,323)	($294,818)	$834,895	$199,197	($1,553,982)	($330,969)
Plus/Minus: Change in value for awards vested in fiscal year	$937,314	$233,171	$102,632	$1,045,356	$228,066	($3,877,741)	($908,906)
Minus: Forfeited awards in fiscal year	($13,357,152)	—	—	—	—	—	—
Impact of adjustments for stock and option awards	($18,419,892)	($9,965)	($93,997)	$519,283	$48,366	$6,717,368	$1,741,263
Compensation Actually Paid (As calculated)	($5,566,000)	$4,838,268	$3,069,797	$14,264,225	$3,478,342	$12,372,465	$3,672,637

(1)	Calculation methodology is in accordance with SEC guidance: Black-Scholes was used for stock option valuation with values ranging from $1.34 - $25.89 and Monte Carlo simulation used for certain performance-based restricted stock units .

Named Executive Officers, Footnote [Text Block]	For 2022, reflects compensation information for our NEOs, other than any person serving as CEO, as described in the CD&A of this Proxy Statement. For 2021 and 2020, reflects compensation information for Mr. Locascio, Mr. Iacobucci, Mr. Guberman, and Jay A. Kvasnicka, Executive Vice President, Field Operations.
Non-PEO NEO Average Total Compensation Amount	$ 3,163,794	$ 3,429,976	$ 1,948,663
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,069,797	3,478,342	3,672,637
Equity Valuation Assumption Difference, Footnote [Text Block]	Calculation methodology is in accordance with SEC guidance: Black-Scholes was used for stock option valuation with values ranging from $1.34 - $25.89 and Monte Carlo simulation used for certain performance-based restricted stock units .
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	COMPENSATION ACTUALLY PAID VS. STOCK PRICE
Compensation Actually Paid vs. Net Income [Text Block]	COMPENSATION ACTUALLY PAID VS. NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]	COMPENSATION ACTUALLY PAID VS. ADJUSTED EBITDA
Tabular List [Table Text Block]

FINANCIAL PERFORMANCE MEASURES

The following table identifies the four most important financial performance measures used by the Compensation and Human resources Committee to link the “compensation actually paid” to our CEOs and other NEOs in 2022 to company performance.

Financial Performance Measures
Adjusted EBITDA
Local Sales Market Share Growth
National Sales Market Share Growth
Return on Invested Capital (ROIC)

Total Shareholder Return Amount	$ 81.45	83.39	79.75
Peer Group Total Shareholder Return Amount	124.38	140.67	114.19
Net Income (Loss)	$ 241,000,000	$ 164,000,000	$ (226,000,000)
Company Selected Measure Amount	1,310,000,000	1,057,000,000	648,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Local Sales Market Share Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	National Sales Market Share Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (ROIC)
Satriano [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 12,853,892	$ 13,744,942	$ 5,655,097
PEO Actually Paid Compensation Amount	(5,566,000)	14,264,225	12,372,465
Satriano [Member] | Pension value reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Satriano [Member] | Pension value attributable to service in current year and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Satriano [Member] | Impact of adjustments for defined benefit and actuarial plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Satriano [Member] | SCT Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,000,054)	(11,420,007)	(4,700,001)
Satriano [Member] | Value of equity granted during fiscal year , unvested as of end of fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	10,059,039	16,849,092
Satriano [Member] | Change in fair value of equity outstanding at beginning and end of fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	834,895	(1,553,982)
Satriano [Member] | Change in value for awards vested in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	937,314	1,045,356	(3,877,741)
Satriano [Member] | Forfeited awards in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,357,152)	0	0
Satriano [Member] | Impact of adjustments for stock and option awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,419,892)	519,283	6,717,368
Iacobucci [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	4,848,233
PEO Actually Paid Compensation Amount	4,838,268
Iacobucci [Member] | Pension value reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Iacobucci [Member] | Pension value attributable to service in current year and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Iacobucci [Member] | Impact of adjustments for defined benefit and actuarial plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Iacobucci [Member] | SCT Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,500,079)
Iacobucci [Member] | Value of equity granted during fiscal year , unvested as of end of fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,636,266
Iacobucci [Member] | Change in fair value of equity outstanding at beginning and end of fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(79,323)
Iacobucci [Member] | Change in value for awards vested in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	233,171
Iacobucci [Member] | Forfeited awards in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Iacobucci [Member] | Impact of adjustments for stock and option awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,965)
Non-PEO NEO [Member] | Pension value reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(17,289)
Non-PEO NEO [Member] | Pension value attributable to service in current year and any change in pension value attributable to plan amendments made in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Impact of adjustments for defined benefit and actuarial plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(17,289)
Non-PEO NEO [Member] | SCT Amounts [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,812,570	(2,355,888)	(1,300,003)
Non-PEO NEO [Member] | Value of equity granted during fiscal year , unvested as of end of fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,910,758	1,976,990	4,281,141
Non-PEO NEO [Member] | Change in fair value of equity outstanding at beginning and end of fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(294,818)	199,197	(330,969)
Non-PEO NEO [Member] | Change in value for awards vested in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	102,632	228,066	(908,906)
Non-PEO NEO [Member] | Forfeited awards in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Impact of adjustments for stock and option awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (93,997)	$ 48,366	$ 1,741,263